Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Consolidated Balance Sheets	As of December 31, 2019	As of December 31, 2018
Liabilities:
CSM – payments on behalf of the Partnership (a)	$3,151	$16,638
Management fee payable to CSM (b)	55	1,104
Capital-Executive – payments on behalf of the Partnership (a)	1,745	-
Management fee payable to Capital-Executive (b)	305	-
Due to related parties	$5,256	$17,742

Consolidated Statements of Comprehensive (Loss)/Income	For the years ended December 31,
	2019	2018	2017
Revenues (c)	$-	$701	$9,976
Vessel operating expenses	3,917	4,221	4,466
General and administrative expenses (d)	2,146	1,922	1,983

Charter Agreements
Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination	Gross (Net) Daily Hire Rate
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)